Derivative Financial Instruments - Narrative (Details) - USD ($)	1 Months Ended
	Feb. 28, 2015	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets		$ 0		$ 116,000
Vessels [member] | Densa Crocodile [Member] | LR2 [Member]
Disclosure of detailed information about financial instruments [line items]
Term of lease	1 year
Lease payments, daily rate	$ 21,050	$ 14,750
Lease payments, extension, daily rate	$ 22,600		$ 15,750
Vessels [member] | Densa Crocodile [Member] | LR2 [Member] | Profit and loss agreement [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit and loss sharing in a derivative arrangement	50.00%
Current derivative financial assets				$ 100,000